Market Risk	12 Months Ended
Dec. 31, 2025
Disclosure Of Market Risk Exposure [Abstract]
Market Risk	Market risk

Overview
Market risk comprises non-traded market risk and traded market risk.
Non-traded market risk is the risk of loss of income, economic or market value due to changes to interest rates in the non-trading book or to changes in other market risk factors (e.g. credit spread and inflation risk), where such changes would affect our net worth through a change to revenues, assets, liabilities, and off-balance sheet exposures in the non-trading book.
Traded market risk is the risk of changes in market factors that affect the value of the positions in the trading book. We have no significant traded market risk exposure.
In this section, we set out which of our assets and liabilities are exposed to non-traded and traded market risk. Then we explain how we manage these risks, including our structural hedge, and discuss our key market risk metrics.

Key metrics
Net Interest Income (NII) sensitivity to +100bps was £281m
and to ‑100bps was £(195)m (2024: £167m and £(201)m).
Economic Value of Equity (EVE) sensitivity to +100bps was
£(449)m and to ‑100bps was £540m (2024: £(496)m and
£425m).

Balance sheet allocation by market risk classification(audited)
We classify all assets and liabilities exposed to market risk as non-traded market risk, except for specific portfolios that must be classified as trading books for regulatory purposes (such as portfolios involving the sale of derivatives or derivative-based products to clients). Some assets are also measured at fair value for accounting reasons, such as those held in the eligible liquidity pool. For accounting purposes, we classify all derivatives as held for trading unless they are designated as being in a hedging relationship. For more, see Note 11 to the Consolidated Financial Statements.
NON-TRADED MARKET RISK
OUR KEY NON-TRADED MARKET RISKS (audited)
Non-traded market risk mainly arises from providing banking products and services to our customers, as well as our structural balance sheet exposures. The risk arises in all our business segments. In Retail & Business Banking, Consumer Finance and Corporate & Commercial Banking, it is a by-product of us writing customer business and we transfer most of these risks to Corporate Centre for central management. The only types of non-traded market risks we retain in these business areas relate to short-term mismatches caused by forecasting variances such as prepayment risk and launch risk. These occur when customers repay their loans earlier than expected, or when the actual take-up of new products differs from projections. Corporate Centre also manages our structural balance sheet exposures, including interest rate risk, foreign exchange and Income Statement volatility risk. Interest rate risk includes margin compression risk, which is a Top risk for Santander UK particularly in a falling rate environment where we are unable to reprice our deposits as quickly as mortgage assets.
Our non-traded market risk categories are:

Category	Description
Interest rate risk
Interest rate risk mainly consists of yield curve risk, which arises from timing mismatches in the repricing of fixed and variable rate assets, liabilities and off-balance sheet instruments. It also includes margin compression risk, which arises when we are unable to reprice our deposits in line with our assets.

Spread risk
Spread risk arises when the value of assets or liabilities which are accounted for at fair value (either through Other Comprehensive Income or through profit and loss) is affected by changes in the credit spreads. These spreads represent the difference between the discount rate used to value the asset or liability, and the corresponding underlying interest rate curve.

Foreign exchange risk
Our banking business is mainly conducted in sterling, so we have limited exposure to foreign exchange risk. Where exposure does arise from activities such as raising money in foreign currencies and holding high quality foreign currency bonds in the eligible liquidity pool, we buy or sell relevant currencies and use derivatives to manage the exposure to within low limits. For more on this, see ‘Wholesale Funding’ in the ‘Liquidity Risk’
section.

Income statement volatility risk
Most of the assets and liabilities in our banking book are measured at amortised cost. However, we sometimes use derivatives to manage their risk profiles. As all derivatives are accounted for at fair value, differences in their accounting treatment can create volatility in the Income Statement, even when the derivative serves as an economic hedge of the underlying asset or liability.

NII and EVE sensitivities (audited)
The calculations for NII and EVE sensitivities to interest rate movements involve many assumptions, including expected customer behaviour (such as early repayment of loans) and the projected evolution and repricing of our balance sheet. These assumptions are a key part of our overall control framework, so we update and review them regularly. Our NII and EVE sensitivities include the interest rate risk from all our banking book positions. Our banking book positions generate almost all our reported net interest income.

Net Interest Income (NII) sensitivity
–NII sensitivity is an income-based measure used to forecast the changes to interest income and interest expense under different rate scenarios. It shows the combined impact on net interest income over a given period – typically 12 or 36 months.

–We calculate NII sensitivity as the change in NII for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

EVE sensitivity
–EVE sensitivity measures the change in the net present value of all the interest rate sensitive items in the banking book balance sheet for a defined set of instantaneous parallel and non-parallel yield curve shifts.

The limitations of sensitivities
We use sensitivity metrics to measure the impact of standard, instantaneous, parallel shifts in relevant yield curves. The advantage of using standard parallel shifts is that they provide a consistent and comparable view of our market risk exposure. We also run non-parallel stress tests, to calculate the impact of other scenarios over different time horizons.
Value at Risk (VaR) (audited)

VaR
–VaR estimates possible losses from market changes under normal (non-stressed) conditions.
–We use a historical simulation approach based on two years of historical daily price movements, and reported at a 99% confidence level.
The limitations of VaR
VaR is a standard risk measure, but it has limitations including:
–It assumes that historical data provides a reliable indicator of future outcomes.
–It uses end of day positions and may miss potentially higher risks arising during the day.
–It does not capture the losses on the 1% of days beyond the 99% confidence interval).
–It considers one day price movements which is reasonable for our business but does not cover positions that we could not sell or hedge quickly, or products whose prices cannot be observed.
Back-testing – comparing VaR estimates with actual profit and loss
We regularly compare VaR estimates with actual profit and loss results to confirm the accuracy of our models. If discrepancies arise, we investigate and adjust the models as necessary.
Risk mitigation (audited)
Our largest residual interest rate risk exposure arises from structural deposit balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity). We manage the risk, including margin compression risk, through Santander UK plc’s structural hedge which is designed to stabilise the NII on these balances. The structural hedge is achieved by investing these balances in a rolling portfolio of fixed rate assets or receive fixed pay variable interest rate swaps. By locking in fixed returns for defined periods, the structural hedge secures a portion of future NII and helps smooth the impact of interest rate changes on overall performance. The notional and duration of the structural hedge is reviewed regularly by ALCO.
We hedge the interest rate risk of the securities we hold for liquidity and investment purposes using interest rate swaps. We retain spread exposures, and these are the key drivers of the VaR and stress tests used to assess the risk of the portfolio. We mitigate Income Statement volatility mainly through hedge accounting and measure hedge accounting ineffectiveness using VaR, monitored against a trigger and reported monthly. For our accounting policies for derivatives and hedge accounting, see Note 1 to the Consolidated Financial Statements.
We hedge our foreign currency funding positions back to sterling, so residual foreign exchange positions tend to be minimal. These exposures could be, for example, to ‘spot’ foreign exchange rates or to cross currency basis. We monitor foreign exchange risk against absolute net exposures and VaR-based limits and triggers.
For more on this, see ‘Funding strategy‘ and ‘Term issuance’ in the ‘Liquidity risk’ section.
Risk monitoring and reporting (audited)
We monitor our non-traded market risks using NII and EVE sensitivities, VaR and stress tests. We report them against limits and triggers to senior management daily and to ALCO and ERCC each month. The VaR we report captures all key sources of volatility (including interest rate and spread risks) to fully reflect potential volatility.
Interest rate risk
Yield curve risk
The table below shows how our net interest income would be affected by a 100bps parallel shift (both up and down) applied instantaneously to the yield curve at
31 December 2025 and 31 December 2024. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable.

	2025		2024
	+100bps	-100bps	+100bps	-100bps
	£m	£m	£m	£m
NII sensitivity (audited)[1]	281	(195)	167	(201)
EVE sensitivity	(449)	540	(496)	425
1Based on modelling assumptions of repricing behaviour.